                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.    Name and address of issuer: UBS Financial Services Inc.
                                  1200 Harbor Blvd.
                                  Weehawken, New Jersey  07086

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2.    The name of each series or class of securities for which
      this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do
      not list series or classes):     [x]

      UBS Pathfinders Trust Treasury and Growth Stock Series 25

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3.    Investment Company Act File Number:   811-4158

      Securities Act File Number:   333-74577

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4(a). Last day of fiscal year for which this Form is filed: 12/31/06

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4(b). [ ]   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's
            fiscal year). (See Instruction A.2)

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4(c). [X]   Check box if this is the last time the issuer will be filing this
            Form.

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5.    Calculation of registration fee:

      (i)     Aggregate sale price of securities
              sold during the fiscal year pursuant
              to section 24(f):                                      $   50,000
                                                                     ----------

      (ii)    Aggregate price of securities redeemed
              or repurchased during the fiscal year:   $1,345,644
                                                       ----------

      (iii)   Aggregate price of securities redeemed
              or repurchased during any prior
              fiscal year ending no earlier than
              October 11, 1995 that were not
              previously used to reduce registration
              fees payable to the Commission:          $        0
                                                       ----------

      (iv)    Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                          $1,345,644
                                                                     ----------

      (v)     Net sales -- If Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                       $        0
                                                                     ----------

      (vi)    Redemption credits available for use
              in future years -- If Item 5(i) is
              less than Item 5(iv)  [subtract Item
              5(iv) from Item 5(i)]:                   $        0
                                                       ----------

      (vii)   Multiplier for determining
              registration fee (See Instruction C.9):                 x.0000307
                                                                     ----------

      (viii)  Registration fee due [multiply Item 5(v) by Item
              5(vii)] (enter "0" If no fee is due):                 =$        0
                                                                     ----------

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before
     October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here:                        0.
                                                                     ----------

     If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at
     the end of the fiscal year for which this form is
     filed that are available for use by the issuer in
     future fiscal years, then state that number here:                       0.
                                                                     ----------

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7.   Interest due -- if this Form is being filed more than 90
     days after the end of the issuer's fiscal year:                +$        0
                                                                     ----------

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8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                       =$        0
                                                                     ----------

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9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery: [ ] Wire Transfer
                              [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ RICHARD STEWART
                            --------------------------------
                                Richard Stewart
                                Director

Date:  March 30, 2007